Summary of Principal Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2024
Summary of Principal Accounting Policies [Abstract]
Schedule of Estimated useful lives of Content Assets, Net	When assets are retired or disposed of, the costs and accumulated amortization are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:
Estimated Useful Life
Software	12 months
Produced contents	6 – 12 months
Copyrights	12 – 36 months

Schedule of Disaggregate Revenue	For the three and nine months ended September 30, 2024 and 2023, the Company disaggregate revenue into two revenue streams, consisting of membership and top-up streaming services and online advertising services, as follows:
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2024	2023	2024	2023
		(revised)		(revised)
Membership and top-up streaming services	$9,294,400	$-	$23,614,200	$-
Online advertising services	1,031,100	-	2,319,000	-
Content licensing business	20,000	-	20,000	-
	$10,345,500	$-	$25,953,200	$-